CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital risk management [Abstract]
Equity	$ 2,139.5	$ 2,073.2
Long-term debt	1,007.7	889.5
Gross Capital	3,147.2	2,962.7
Cash and cash equivalents	216.2	185.9	$ 335.5
Total	$ 2,931.0	$ 2,776.8